Consolidated Condensed Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Options Reserve [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023						$ 204			$ 204		$ 204
Balance, shares at Dec. 31, 2023			2,727
Issuance of Series A preferred stock	$ 2					14,998			15,000		15,000
Issuance of Series A preferred stock, shares	15,000
Issuance of Series B preferred stock		$ 3				26,997			27,000		27,000
Issuance of Series B preferred stock, shares		27,000
Issuance of common stock			$ 26			10,640,694			10,640,719		10,640,719
Issuance of common stock, shares			2,337,567
Capital raising costs						(593,059)			(593,059)		(593,059)
AAM share exchange, net			$ 21			(21)
AAM share exchange, net, shares			1,906,018
Acquisition of DIF			$ 6			1,256,040			1,256,046		1,256,046
Acquisition of DIF, shares			499,909
Acquisition of DSS			$ 53			20,865,114			20,865,167	766,256	21,631,423
Acquisition of DSS, shares			4,840,633		8,195
Conversion of $270,000 of related party debt converted in 2,249,999 Roth Class A ordinary shares and subsequently into 45,000 SharonAI Holdings Inc. Class A Ordinary Common stock						176,999			176,999		176,999
Conversion of related party debt converted in Roth Class A ordinary shares and subsequently into SharonAI Holdings Inc. Class A Ordinary Common stock, shares			31,276
Purchase of noncontrolling interest			$ 1			662,467			662,468	(662,468)
Purchase of noncontrolling interest, shares			84,912
Share based compensation						253,728			253,728		253,728
Share based compensation, shares					57,294
Net income (Loss)							(3,905,281)		(3,905,281)	(18,717)	(3,923,998)
Equity adjustment from Foreign Currency Translation (CTA)								423,858	423,858	1,025	424,883
Balance at Dec. 31, 2024	$ 2	$ 3	$ 107			33,304,160	(3,905,281)	423,858	29,822,849	86,096	29,908,945
Balance, shares at Dec. 31, 2024	15,000	27,000	9,703,042		65,489
Conversion of $270,000 of related party debt converted in 2,249,999 Roth Class A ordinary shares and subsequently into 45,000 SharonAI Holdings Inc. Class A Ordinary Common stock
Conversion of related party debt converted in Roth Class A ordinary shares and subsequently into SharonAI Holdings Inc. Class A Ordinary Common stock, shares			45,000
Share based compensation						1,761,785			1,761,785		1,761,785
Net income (Loss)							(39,623,909)		(39,623,909)	(191,112)	(39,815,021)
Equity adjustment from Foreign Currency Translation (CTA)								(796,850)	(796,850)	(3,869)	(800,719)
Conversion of 45,203,220 Roth Class A ordinary shares and 75,000 Roth Class B ordinary shares into 905,566 SharonAI Holdings Inc. Class A ordinary common stock
Conversion of Roth Class A ordinary shares and Roth Class B ordinary shares into SharonAI Holdings Inc. Class A Ordinary Common stock, shares			905,566
Conversion of SAI Preferred A shares into Class B common stock	$ (2)			$ 14		(12)
Recapitalization of SAI- Preferred A shares converted to Class B, shares	(15,000)			136,341
Conversion of SAI Preferred B shares into Class A common stock		$ (3)	$ 74			71
Recapitalization of SAI- Preferred B shares converted to common stock, shares		(27,000)	736,230
Consolidation of Roth CH and elimination of pre-acquisition equity balances with corresponding adjustment to additional paid-in capital			$ 957			(3,935,503)			(3,934,546)		(3,934,546)
Issuance of common stock upon exercise of warrants			$ 7			481,292			481,299		481,299
Issuance of common stock upon exercise of warrants, shares			67,325
Issuance and immediate conversion on closing of $2,250,000 of convertible note instruments converted in to 375,001 Class A ordinary shares			$ 38			2,249,962			2,250,000		2,250,000
Issuance and immediate conversion on closing of convertible note instruments converted in to Class A ordinary shares, shares			375,001
Balance at Dec. 31, 2025			$ 1,183	$ 14		$ 33,861,613	$ (43,529,190)	$ (372,992)	$ (10,039,372)	$ (108,885)	$ (10,148,257)
Balance, shares at Dec. 31, 2025			11,832,164	136,341	65,489